Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue - related parties	$ 392,777	$ 295,769	$ 776,373	$ 525,636	$ 893,628	$ 1,163,585
Revenue	386,172	82,549	485,819	282,549	484,521	690,000
Total revenue	778,949	378,318	1,262,192	808,185	1,378,149	1,853,585
Cost of revenue	119,941	103,147	197,308	185,957	412,783	219,283
Gross profit	659,008	275,171	1,064,884	622,228	965,366	1,634,302
Operating expenses:
Sales and marketing	141,881	5,722	201,801	10,248	77,642	47,874
General and administrative	335,977	244,764	597,814	466,555	1,003,035	622,401
Total operating expenses	477,858	250,486	799,615	476,803	1,080,677	670,275
Income from operations	181,150	24,685	265,269	145,425	(115,311)	964,027
Other income (expense)
Interest income	13,828	17,351	22,183	17,351	36,685
Interest expense		(14,296)		(23,006)	(22,352)	(13,607)
Loss on joint ventures	(2,754)		(516)		(8,647)
Other income		113		1,418	7,430
Total other income (expense)	11,074	3,168	21,667	(4,237)	13,116	(13,607)
Provision for income taxes
Net income (loss)	$ 192,224	$ 27,853	$ 286,936	$ 141,188	$ (102,195)	$ 950,420
Weighted average common shares outstanding
Basic	5,091,391	5,091,391	5,091,391	5,091,391	5,120,898	4,571,247
Diluted	5,091,391	5,091,391	5,091,391	5,091,391	5,120,898	4,571,247
Net income per common share
Basic	$ 0.03	$ 0.01	$ 0.04	$ 0.03	$ (0.02)	$ 0.21
Diluted	$ 0.03	$ 0.01	$ 0.04	$ 0.03	$ (0.02)	$ 0.21